Federated Hermes International Leaders Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.1%
		China—3.5%
565,700	[1]	Alibaba Group Holding Ltd.	$16,919,950$
166,725	[1]	Prosus NV	19,749,568
		TOTAL	36,669,518
		Denmark—1.1%
34,100	[1]	Genmab A/S	11,501,471
		Finland—0.6%
562,000		Metso Outotec Ojy	6,309,354
		France—18.8%
331,500	[1]	Accor SA	13,817,290
33,000	[1]	Airbus Group SE	3,816,756
135,000	[1]	Alstom SA	6,715,874
98,887	[1]	Amundi SA	7,514,733
445,150		AXA SA	11,167,740
243,237	[1]	BNP Paribas SA	14,452,885
115,400		Capgemini SE	18,481,456
764,000	[1]	Engie	11,136,041
112,700		Essilor International SA	18,352,104
20,250		LVMH Moet Hennessy Louis Vuitton SA	12,822,739
55,000	[1]	Safran SA	7,512,430
158,500		Sanofi	14,508,513
530,000		STMicroelectronics N.V.	20,406,007
22,200		Teleperformance	7,849,306
486,600		Total SE	22,542,188
51,200		Vinci SA	5,313,139
		TOTAL	196,409,201
		Germany—13.6%
89,600		Allianz SE	21,647,151
323,450		Deutsche Post AG	16,010,178
567,700		Infineon Technologies AG	24,631,756
196,653		Rheinmetall AG	19,590,199
317,200		RWE AG	11,984,012
230,344		SAP SE	28,343,182
83,400		Siemens AG	12,834,098
55,350		Symrise AG	6,441,698
		TOTAL	141,482,274
		Hong Kong—2.8%
1,470,000		AIA Group Ltd.	18,400,519
500,800	[1]	Melco Resorts & Entertainment, ADR	10,847,328
		TOTAL	29,247,847
		Ireland—2.2%
311,805		CRH PLC	13,470,942
53,715	[1]	ICON PLC	9,705,226
		TOTAL	23,176,168
		Italy—0.6%
561,000	[1]	Mediobanca SpA	5,833,902

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—17.5%
168,900		Chugai Pharmaceutical Co. Ltd.	$7,609,125$
107,300		Daifuku Co.	10,246,458
114,700		Hoya Corp.	13,019,274
348,100		Komatsu Ltd.	10,592,252
80,400		Murata Manufacturing Co. Ltd.	6,885,790
221,900		Nabtesco Corp.	9,502,816
96,400		Nidec Corp.	12,360,091
33,500		Shimano, Inc.	7,482,504
87,300		Shin-Etsu Chemical Co. Ltd.	14,326,694
168,900		Shiseido Co., Ltd.	12,781,405
232,800		Sony Corp.	24,469,317
104,100		TDK Corp.	15,040,425
522,300		Terumo Corp.	19,486,361
214,400		Tokio Marine Holdings, Inc.	10,796,551
146,600		Yamaha Corp.	8,246,408
		TOTAL	182,845,471
		Mexico—0.7%
109,600		Fomento Economico Mexicano, SA de C.V., ADR	7,507,600
		Netherlands—5.2%
120,500		Akzo Nobel NV	12,436,699
38,350		ASML Holding N.V.	21,593,199
67,200		Euronext NV	7,230,834
237,008	[1]	Koninklijke Philips NV	12,852,417
		TOTAL	54,113,149
		Norway—0.7%
186,700	[1]	Schibsted A/S	7,560,960
		Singapore—1.4%
710,939		DBS Group Holdings Ltd.	14,091,214
		South Korea—1.7%
248,400		Samsung Electronics Co. Ltd.	18,216,754
		Spain—1.2%
3,674,682	[1]	Banco Santander, S.A.	12,840,087
		Sweden—1.2%
490,400		Assa Abloy AB, Class B	12,291,438
		Switzerland—9.8%
376,300	[1]	Coca-Cola HBC AG	11,732,341
873,791		Credit Suisse Group AG	12,572,164
128,135		Julius Baer Gruppe AG	7,857,939
41,725		Lonza Group AG	26,288,136
246,555		Nestle S.A.	25,746,715
5,925		Partners Group Holding AG	7,095,820
25,487		Tecan AG	10,694,320
		TOTAL	101,987,435
		Taiwan—0.8%
64,300		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	8,097,942
		United Arab Emirates—0.9%
1,841,903	[1]	Network International Holdings Ltd.	9,501,439
		United Kingdom—12.0%
591,413		Anglo American PLC	22,755,329
318,717		AstraZeneca PLC	30,849,063

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
3,430,000		Barclays PLC	$7,623,822$
194,994		Diageo PLC	7,664,823
942,000	[1]	Informa PLC	7,226,274
47,900		Linde PLC	11,822,977
72,200		London Stock Exchange Group PLC	9,671,769
210,100		Reckitt Benckiser Group PLC	17,570,211
482,500	[1]	Travis Perkins PLC	9,659,909
		TOTAL	124,844,177
		United States—1.8%
5,640	[1]	Alphabet, Inc., Class C	11,487,890
29,100	[1]	Facebook, Inc.	7,496,742
		TOTAL	18,984,632
		TOTAL COMMON STOCKS (IDENTIFIED COST $795,342,992)	1,023,512,033
		PREFERRED STOCK—1.1%
		Germany—1.1%
54,500	[1]	Volkswagen AG, Pfd. (IDENTIFIED COST $8,972,552 )	11,365,887
		INVESTMENT COMPANY—0.2%
2,282,469		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[2] (IDENTIFIED COST $2,283,273)	2,283,154
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $806,598,817)	1,037,161,074
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	5,792,553
		TOTAL NET ASSETS—100%	$1,042,953,627
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Value as of 11/30/2020	$14,040,500	$8,828,913	$22,869,413
Purchases at Cost	$29,214,251	$64,305,959	$93,520,210
Proceeds from Sales	$(43,254,751)	$(70,850,198)	$(114,104,949)
Change in Unrealized Appreciation/Depreciation	NA	$851	$851
Net Realized Gain/(Loss)	NA	$(2,371)	$(2,371)
Value as of 02/28/2021	NA	$2,283,154	$2,283,154
Balance of Shares Held as of 02/28/2021	NA	$2,282,469	$2,282,469
Dividend Income	$612	$1,873	$2,485
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$18,984,632	$—	$—	$18,984,632
International	36,158,096	968,369,305	—	1,004,527,401
Preferred Stock
International	—	11,365,887	—	11,365,887
Investment Company	2,283,154	—	—	2,283,154
TOTAL SECURITIES	$57,425,882	$979,735,192	$—	$1,037,161,074
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt